Federal Income Tax (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Other real estate owned	$ 92	$ 96
Non-accrual loan interest	49	65
Directors' benefit plan	272	274
Net operating loss carryforward	3,684	3,536
Investment in subsidiary	784	784
Net deferred loan origination fees	101	109
Unrealized gain on available-for-sale securities	83
Other	246	192
Total deferred tax assets	5,311	5,056
Less: valuation allowance	3,223	3,166
Deferred tax liabilities:
Allowance for loan losses	322	158
Mortgage servicing rights	292	345
Partnership losses	124	117
Unrealized gain on available-for-sale securities		385
Depreciation	344	343
Other	207	211
Total deferred tax liabilities	1,289	1,559
Net deferred tax asset	$ 799	$ 331